UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22010

Cohen & Steers European Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2008

Item 1. Schedule of Investments

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

		Number of Shares	Value

COMMON STOCK	98.6%
AUSTRIA	2.2%
DIVERSIFIED
CA Immobilien Anlagen AG(a)		7,564	$138,624
Immofinanz Immobilien Anlagen AG		12,940	117,155
			255,779
BELGIUM	0.8%
INDUSTRIAL
Warehouses De Pauw SCA		1,611	101,671
CHANNEL ISLANDS	0.2%
OFFICE
Meinl European Land Ltd(a)		2,887	28,698
FINLAND	3.2%
DIVERSIFIED	1.2%
Citycon Oyj		37,435	142,797
OFFICE	2.0%
Sponda Oyj		18,029	165,875
Technopolis Oyj		8,117	67,108
			232,983
TOTAL FINLAND			375,780
FRANCE	26.7%
DIVERSIFIED	22.2%
Eurosic		1,835	92,063
Fonciere des Regions		1,844	231,310
ICADE		3,193	344,147
Societe Immobiliere de Location pour L’Industrie et le Commerce (Silic)		1,470	194,929
Unibail-Rodamco		7,880	1,762,868
			2,625,317
RETAIL	4.5%
Klepierre		7,392	299,203

1

		Number of Shares	Value

Mercialys Promesse		5,146	$234,102
			533,305
TOTAL FRANCE			3,158,622
GERMANY	3.3%
APARTMENT	1.0%
Deutsche Wohnen AG(a)		5,870	70,850
Gagfah SA		3,580	48,598
			119,448
DIVERSIFIED	1.3%
IVG Immobilien AG		8,233	155,885
OFFICE	1.0%
Alstria Office AG		7,037	119,355
TOTAL GERMANY			394,688
ITALY	1.8%
OFFICE	1.3%
Beni Stabili S.p.A.		141,179	153,795
RETAIL	0.5%
Immobiliare Grande Distribuzione		17,960	57,438
TOTAL ITALY			211,233
NETHERLANDS	10.0%
INDUSTRIAL	1.0%
ProLogis European Properties		8,919	116,757
OFFICE	1.1%
VastNed Offices/Industrial NV		4,932	123,469
RETAIL	7.9%
Corio NV		6,686	514,723
Eurocommercial Properties NV		5,814	273,087
VastNed Retail NV		1,851	150,619
			938,429
TOTAL NETHERLANDS			1,178,655

2

		Number of Shares	Value

NORWAY	0.3%
OFFICE
Norwegian Property ASA		9,186	$37,461
SWEDEN	4.5%
DIVERSIFIED	3.0%
Castellum AB		20,317	202,364
Fabege AB		20,280	145,231
			347,595
OFFICE	1.5%
Klovern AB		52,928	181,126
TOTAL SWEDEN			528,721
SWITZERLAND	1.3%
OFFICE
PSP Swiss Property AG(a)		2,374	151,672
UNITED KINGDOM	44.3%
DIVERSIFIED	25.1%
British Land Co., PLC		43,154	596,932
Hammerson PLC		38,404	726,109
Helical Bar PLC		20,961	122,158
Land Securities Group PLC		60,127	1,529,915
			2,975,114
INDUSTRIAL	5.9%
Brixton PLC		22,439	100,099
Segro PLC		73,704	594,421
			694,520
OFFICE	7.1%
Derwent London PLC		17,552	380,369
Great Portland Estates PLC		68,662	460,626
			840,995
RETAIL	3.7%
Liberty International PLC		23,476	433,444

3

		Number of Shares	Value

SELF STORAGE	2.5%
Big Yellow Group PLC		27,624	$170,001
Safestore Holdings Ltd.		47,397	131,036
			301,037
TOTAL UNITED KINGDOM			5,245,110

TOTAL INVESTMENTS(b) (Identified cost—$13,349,104)	98.6%		11,668,090

OTHER ASSETS IN EXCESS OF LIABILITIES	1.4%		162,554

NET ASSETS	100.0%		$11,830,644

Note: Percentages indicated are based on the net assets of the fund.

(a)  Non-income producing security.

(b) All securities except Technopolis Oyj and PSP Swiss Property AG have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the fund’s Board of Directors.

4

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. In particular, portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of trading on the NYSE on the day the securities are being valued, developments occur that are expected to materially affect the value of such securities, such values may be adjusted to reflect the estimated fair value of such securities as of the close of trading on the NYSE using a pricing service and/or procedures approved by the fund’s Board of Directors.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Note 2. Income Tax Information

As of July 31, 2008, the federal tax cost and net unrealized depreciation were as follows:

Gross unrealized appreciation	$107,490
Gross unrealized depreciation	(1,788,504)
Net unrealized depreciation	$(1,681,014)

Cost for federal income tax purposes	$13,349,104

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

By:	/s/ Adam M. Derechin

 Name: Adam M. Derechin

Title: President

Date: September 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Adam M. Derechin	By:	/s/ James Giallanza
		Name: Adam M. Derechin	Name: James Giallanza
		Title: President and principal	Title: Treasurer and principal
		executive officer	financial officer

Date: September 26, 2008